Prepaid Expenses and Other Current Assets (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Payroll advance			$ 2,000
Prepaid rent	26,000	26,000
Prepaid insurance	13,000	11,000	2,000
Prepaid professional fees			5,000
Prepaid licenses	6,000	6,000
Prepaid deposit	8,000
Prepaid fees	2,000	3,000
Prepaid legal fees	40,000
Total	$ 95,000	$ 46,000	$ 9,000